INCOME TAX - Deferred tax assets and liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Gross	$ 1,765,265	$ 861,702
Deferred tax liability, Gross	(4,332,366)	(3,181,974)
Net	(2,567,101)	(2,320,272)	$ (2,624,711)	$ (1,819,604)
Deferred tax assets, offset	(4,406,526)	(3,304,458)
Deferred tax liabilities, offset	4,406,526	3,304,458
Deferred tax assets, net	1,765,265	861,702
Deferred tax liability, net	(4,332,366)	(3,181,974)
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Gross	6,171,791	4,166,160
Net	6,171,791	4,166,160	2,420,224	1,863,249
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability, Gross	(8,738,892)	(6,486,432)
Net	$ (8,738,892)	$ (6,486,432)	$ (5,044,935)	$ (3,682,853)